Finance Costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Financial Liabilities [Abstract]
Borrowings	R 424	R 402	R 227
Other creditors and liabilities	9	2	1
Total finance costs from financial liabilities	433	404	228
Non-financial liabilities
Post-retirement benefits	19	17	18
Expense due to unwinding of discount on provisions	263	287	267
Total finance costs from non-financial liabilities	282	304	285
Total finance costs before interest capitalised	715	708	513
Interest capitalised	(54)	(133)	(183)
Total finance costs	R 661	R 575	R 330
Capitalisation rate (as a percent)	9.40%	10.40%	10.50%
Time value of money component of silicosis settlement provision
Non-financial liabilities
Expense due to unwinding of discount on provisions	R 69	R 79	R 76
Time value of money and inflation component of rehabilitation costs
Non-financial liabilities
Expense due to unwinding of discount on provisions	R 194	R 208	R 191